Fees Summary	Mar. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,103,000
Previously Paid Amount	0
Total Fee Amount	1,546.77
Total Offset Amount	$ 0
Narrative Disclosure	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $10,103,000.
Net Fee	$ 1,546.77
Narrative - Max Aggregate Offering Price	$ 10,103,000
Final Prospectus	true